Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C 000033068 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load*
Average Annual Return, Percent		550.00%	740.00%	1043.00%
C 000033067 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D with load*
Average Annual Return, Percent		601.00%	788.00%	1557.00%
Without Sales Load [Member] | C 000033068 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		1197.00%	868.00%	1109.00%
Without Sales Load [Member] | C 000033069 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		1094.00%	699.00%	942.00%
Without Sales Load [Member] | C 000033070 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		1114.00%	774.00%	1046.00%
Without Sales Load [Member] | C 000033067 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		1253.00%	916.00%	1151.00%
Sand P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		1635.00%	1499.00%	1557.00%
Dow Jones Industrial Average Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average
Average Annual Return, Percent		1165.00%	1242.00%	1394.00%